PGIM Target Date 2055 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 54.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	51,400	$745,294
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	90,263	4,666,605
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	103,418	1,031,073
		6,442,972
Fixed Income — 8.0%
PGIM Core Conservative Bond Fund (Class R6)	13,451	117,700
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	48,353	355,394
PGIM Total Return Bond Fund (Class R6)	38,571	470,949
		944,043
International Equity — 37.4%
PGIM Global Real Estate Fund (Class R6)	28,419	588,264
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	67,062	1,055,564
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	164,807	2,768,764
		4,412,592

Total Long-Term Investments (cost $9,063,411)		11,799,607

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $27,478)	27,478	27,478

TOTAL INVESTMENTS 100.2% (cost $9,090,889)(wa)		11,827,085
Liabilities in excess of other assets (0.2)%		(17,790)

Net Assets 100.0%		$11,809,295

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
PGIM Target Date 2055 Fund